Property, Plant and Equipment - Summary of Property Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 223,175
Ending balance	238,349	$ 223,175
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	414,837	424,069
Impact of IFRS 16			$ 15,558
Additions	28,123	24,142
Sales, retirements and other movements	20,834	25,567
Currency translation differences	1,476	(7,807)
Ending balance	439,160	414,837
Depreciation, depletion and amortisation, including impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(191,662)	(197,689)
Charge for the year	27,757	20,667
Sales, retirements and other movements	(19,425)	(22,348)
Currency translation differences	(817)	4,346
Ending balance	(200,811)	(191,662)
Exploration and evaluation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	17,894
Ending balance	14,586	17,894
Exploration and evaluation | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	21,181	22,510
Impact of IFRS 16			0
Additions	2,659	3,514
Sales, retirements and other movements	5,442	4,443
Currency translation differences	198	(400)
Ending balance	18,596	21,181
Exploration and evaluation | Depreciation, depletion and amortisation, including impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(3,287)	(5,060)
Charge for the year	1,096	(979)
Sales, retirements and other movements	(440)	(608)
Currency translation differences	(67)	186
Ending balance	(4,010)	(3,287)
Production
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	148,689
Ending balance	150,366	148,689
Production | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	280,381	292,256
Impact of IFRS 16			4,871
Additions	11,374	12,596
Sales, retirements and other movements	11,253	19,643
Currency translation differences	1,293	(4,828)
Ending balance	286,666	280,381
Production | Depreciation, depletion and amortisation, including impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(131,692)	(137,525)
Charge for the year	19,346	16,551
Sales, retirements and other movements	(15,567)	(19,631)
Currency translation differences	(829)	2,753
Ending balance	(136,300)	(131,692)
Manufacturing, supply and distribution
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	45,017
Ending balance	55,945	45,017
Manufacturing, supply and distribution | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	91,235	86,948
Impact of IFRS 16			6,459
Additions	10,945	6,438
Sales, retirements and other movements	3,683	667
Currency translation differences	(139)	(1,484)
Ending balance	104,817	91,235
Manufacturing, supply and distribution | Depreciation, depletion and amortisation, including impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(46,218)	(44,483)
Charge for the year	5,742	4,000
Sales, retirements and other movements	(2,981)	(1,353)
Currency translation differences	107	912
Ending balance	(48,872)	(46,218)
Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	11,575
Ending balance	17,452	11,575
Other | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	22,040	22,355
Impact of IFRS 16			$ 4,228
Additions	3,145	1,594
Sales, retirements and other movements	456	814
Currency translation differences	124	(1,095)
Ending balance	29,081	22,040
Other | Depreciation, depletion and amortisation, including impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(10,465)	(10,621)
Charge for the year	1,573	1,095
Sales, retirements and other movements	(437)	(756)
Currency translation differences	(28)	495
Ending balance	$ (11,629)	$ (10,465)